Other Receivables	12 Months Ended
Dec. 31, 2022
Other receivables [Abstract]
Other receivables

11.    Other receivables

	December 31, 2022	December 31, 2021
Other receivables from a related party (Note)	$521,852	$—
Others	126,765	19,930
	$648,617	$19,930

Note:     Information relating to this transaction is provided in Note 37 (d).